Sales Revenues - Summary of Remaining Performance Obligations (Detail) - Oil products [member] $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 202,006
Domestic market [member] | Gasoline [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	60,589
Domestic market [member] | Diesel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	44,452
Domestic market [member] | Natural Gas [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	27,370
Domestic market [member] | Services and others [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	9,226
Domestic market [member] | Ethanol Nitrogen Products and Renewables [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	8,507
Domestic market [member] | Naphtha [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	6,732
Domestic market [member] | Electricity [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	5,255
Domestic market [member] | Other oil products [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	4,881
Domestic market [member] | Jet fuel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	936
Foreign market [member] | Exports [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	33,745
Foreign market [member] | Sales abroad [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	313
Not later than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	40,350
Not later than one year [member] | Domestic market [member] | Gasoline [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	10,128
Not later than one year [member] | Domestic market [member] | Diesel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	10,292
Not later than one year [member] | Domestic market [member] | Natural Gas [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	7,470
Not later than one year [member] | Domestic market [member] | Services and others [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,470
Not later than one year [member] | Domestic market [member] | Ethanol Nitrogen Products and Renewables [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,071
Not later than one year [member] | Domestic market [member] | Naphtha [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	3,366
Not later than one year [member] | Domestic market [member] | Electricity [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,021
Not later than one year [member] | Domestic market [member] | Other oil products [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	453
Not later than one year [member] | Domestic market [member] | Jet fuel [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	935
Not later than one year [member] | Foreign market [member] | Exports [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	4,118
Not later than one year [member] | Foreign market [member] | Sales abroad [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 26